Business Combination (Schedule of Supplemental Pro Forma Information) (Details) (Makerbot [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Makerbot [Member]
Business Acquisition [Line Items]
Net sales	$ 131,170	$ 52,624	$ 363,161	$ 152,210
Loss attributable to Stratasys Ltd.	$ (6,108)	$ (3,988)	$ (27,165)	$ (19,033)
Loss per ordinary share attributable to Stratasys Ltd. - basic and diluted	$ (0.14)	$ (0.10)	$ (0.63)	$ (0.47)